Note 14 - Shareholders' Equity	12 Months Ended
Mar. 31, 2015
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
14.	SHAREHOLDERS' EQUITY

Japanese companies are subject to the Companies Act of Japan (the “Companies Act”). The significant provisions in the Companies Act that affect financial and accounting matters are summarized below:

Dividends

Under the Companies Act, companies can pay dividends at any time during the fiscal year in addition to the year-end dividend upon resolution at the shareholders meeting. For companies that meet certain criteria such as: (1) having a Board of Directors, (2) having independent auditors, (3) having a Board of Company Auditors, and (4) the term of service of the directors is prescribed as one year rather than two years of normal term by its articles of incorporation, the Board of Directors may declare dividends (except for dividends in kind) at any time during the fiscal year if the company has prescribed so in its articles of incorporation. However, the Company cannot do so because it does not meet criteria (4) above. The Companies Act permits companies to distribute dividends-in-kind (non-cash assets) to shareholders subject to a certain limitation and additional requirements. Semiannual interim dividends may also be paid once a year upon resolution by the Board of Directors if the articles of incorporation of the company so stipulate. The Companies Act provides certain limitations on the amounts available for dividends or the purchase of treasury stock. The limitation is defined as the amount available for distribution to the shareholders, but the amount of net assets after dividends must be maintained at no less than ¥3 million.

At the 14th Ordinary General Shareholders Meeting held on June 28, 2006, IIJ’s shareholders approved the reductions of additional paid-in capital of ¥21,980,395 thousand and common stock of ¥2,539,222 thousand to eliminate the accumulated deficit for the purpose of reporting under the Companies Act in its non-consolidated financial statements. The effective date was August 4, 2006.

Increases / decreases and transfer of common stock, reserve and surplus

The Companies Act requires that an amount equal to 10% of dividends must be appropriated as legal reserve (a component of retained earnings) or as additional paid-in capital (a component of capital surplus) depending on the equity account charged upon the payment of such dividends until the total of aggregate amount of legal reserve and additional paid-in capital equals 25% of common stock. Under the Companies Act, the total amount of additional paid-in capital and legal reserve may be reversed without limitation. The Companies Act also provides that common stock, legal reserve, additional paid-in capital, and other capital surplus and retained earnings can be transferred among the accounts under certain conditions upon resolution of shareholders.

Treasury stock and treasury stock acquisition rights

The Companies Act also provides for companies to purchase treasury stock and dispose of such treasury stock by resolution of the Board of Directors. The amount of treasury stock purchased cannot exceed the amount available for distribution to the shareholders which is determined by a specific formula.

The Companies Act also provides that companies can purchase both treasury stock acquisition rights and treasury stock.

The amount of retained earnings available for dividends under the Companies Act is based on the amount of retained earnings recorded in IIJ’s general books of account prepared using accepted Japanese accounting practices. The adjustments included in the accompanying consolidated financial statements for U.S. GAAP purposes but not recorded in the general books of account have no effect on the determination of retained earnings available for dividends under the Companies Act. Retained earnings shown in IIJ’s general books of account amounted to ¥23,022,416 thousand at March 31, 2015.

On June 27, 2012, IIJ’s shareholders approved the payment of a cash dividend to shareholders of record at March 31, 2012 of ¥8.75 per share or in the aggregate amount of ¥354,697 thousand.

On November 8, 2012, the Board of Directors of IIJ resolved the payment of a cash dividend to shareholders of record at September 30, 2012 of ¥8.75 per share or in the aggregate amount of ¥354,697 thousand.

The forementioned cash dividends per share were retroactively adjusted to reflect a 1:200 stock split conducted on October 1, 2012.

In July 2013, IIJ completed a public offering of 4,700,000 new shares of common stock by a firm- commitment underwriting at an issue price of ¥3,346 (an amount paid of ¥3,208) per share on the Tokyo Stock Exchange. In August 2013, IIJ issued 700,000 new shares of common stock by way of Third-Party Allotment at an amount paid of ¥3,208 per share. Stock issuance costs of ¥51,996 thousand (net of tax) were deducted from additional paid-in-capital. The total of net proceeds to IIJ from the public offering and the third-party allotment, after deducting stock issuance costs, were ¥17,271,204 thousand.

On June 26, 2013, IIJ’s shareholders approved the payment of a cash dividend to shareholders of record at March 31, 2013 of ¥10 per share or in the aggregate amount of ¥405,368 thousand.

On November 8, 2013, the Board of Directors of IIJ resolved the payment of a cash dividend to shareholders of record at September 30, 2013 of ¥11 per share or in the aggregate amount of ¥505,329 thousand.

On June 25, 2014, IIJ’s shareholders approved the payment of a cash dividend to shareholders of record at March 31, 2014 of ¥11 per share or in the aggregate amount of ¥505,330 thousand.

On November 7, 2014, the Board of Directors of IIJ resolved the payment of a cash dividend to shareholders of record at September 30, 2014 of ¥11 per share or in the aggregate amount of ¥505,365 thousand.

Stock Option Plans

On May 26, 2011, IIJ’s board of directors resolved to introduce stock compensation-type stock options for executive officers of IIJ. On June 28, 2011, IIJ’s ordinary general meeting of shareholders approved the introduction of stock compensation-type stock options for directors of IIJ. Stock compensation-type stock options, which are stock acquisition rights entitling holders to acquire shares upon exercise, at an exercise price of one yen per share, were allocated to directors and executive officers as a substitute for the retirement allowance plan for them and to further promote their motivation and incentives to contribute to the enhancement of the mid- to long-term continuous business performance and corporate value.

The stock acquisition rights become exercisable after a service period of one year and are exercisable up to 29 years from the date of vesting. The stock acquisition rights may be exercised only within 10 days from the day immediately following the day on which the person loses his or her position as either a director or an executive officer. On July 13, 2012, IIJ granted 130 stock options to directors and executive officers. The fair value per option at the date of grant was ¥318,562.

On July 11, 2013, IIJ granted 89 stock options which were the same type of options granted in 2012 to directors and executive officers. The fair value per option at the date of grant was ¥647,000.

On July 10, 2014, IIJ granted 128 stock options which were the same type of options granted in 2013 to directors and executive officers. The fair value per option at the date of grant was ¥422,600.

The fair value of stock acquisition rights used to recognize compensation expense for the fiscal years ended March 31, 2013, 2014 and 2015 were estimated using the Black-Scholes option-pricing model with the following assumptions:

	2013	2014	2015

Assumptions:
Risk-free interest rate	1.298%	1.314%	0.980%
Expected lives (years)	15	15	15
Expected volatility	57.020%	55.861%	55.217%
Expected dividends	0.893%	0.535%	0.909%

A summary of the activities for the stock acquisition rights plan for the years ended March 31, 2014 and 2015 is as follows:

			Yen	Years	Thousands of Yen
	Number of Options	Number of Shares	Exercise Price	Remaining Life	Total Intrinsic Value

Unexercised options outstanding—March 31, 2013	268	53,600	¥1
Granted	89	17,800	1
Exercised	(11)	(2,200)	1
Forfeited or expired	-	-	-
Unexercised options outstanding—March 31, 2014	346	69,200	1
Granted	128	25,600	1
Exercised	(16)	(3,200)	1
Forfeited or expired	-	-	-
Unexercised options outstanding—March 31, 2015	458	91,600	1

Exercisable options—March 31, 2015	330	66,000	1	27.31	¥130,254
Expected to vest after July 11, 2015	128	25,600	1	29.30	50,523

*Due to the effect of the stock split conducted on October 1, 2012, grantees of options can purchase 200 shares by exercising one option.

The Company recognized stock compensation cost on a straight-line basis over the requisite service period.

The Company recognized ¥40,007 thousand, ¥53,542 thousand and ¥54,965 thousand as stock compensation cost for the fiscal years ended March 31, 2013, 2014 and 2015, respectively. The unrecognized expense of ¥13,523 thousand is expected to be recognized over next 3 months.

IIJ absorbed IIJ-Exlayer on January 1, 2014 with the allotment of 104 shares of IIJ’s treasury stock to the shareholders of IIJ-Exlayer.

Net income attributable to IIJ’s shareholders and transfers from the noncontrolling interests

The following schedule represents the effects of changes in IIJ’s ownership interest in its subsidiaries in the Company’s shareholder’s equity for the years ended March 31, 2013, 2014 and 2015.

	Thousands of Yen
	2013	2014	2015

Net income attributable to IIJ	¥5,300,654	¥4,442,237	¥3,322,081
Transfers from the noncontrolling interests
Increase in additional paid-in capital for acquisition of noncontrolling interest of IIJ-Exlayer	-	99	-
Net transfers from noncontrolling interest	-	99	-
Change from net income attributable to IIJ and transfers from noncontrolling interests	¥5,300,654	¥4,442,336	¥3,322,081